BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Biological Assets [Abstract]
Current	$ 302,710	$ 275,792
Non-current	3,296,117	3,393,634
Total	$ 3,598,827	$ 3,669,426	$ 3,652,263